Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Common stock, shares, outstanding (in shares)		394,589,411	402,601,613
Other assets	[1]	€ 1,643.4	€ 1,000.5
Loan receivable	[2]	364.4	124.4
Other non-current assets	[3]	739.8	887.0
Carl Zeiss SMT Holding GmbH & Co. KG
Other assets		479.9	288.5
Loan receivable		364.4	124.4
Other non-current assets		620.4	694.3
Accounts payable		269.2	482.7
Accrued and other liabilities		€ 111.2	€ 0.0
Common Stock
Ordinary shares, nominal value (in EUR per share)		€ 0.09	€ 0.09
Ordinary Shares, authorized (in shares)		700,000,000	699,999,000
Common stock, shares, outstanding (in shares)		394,589,411	402,601,613
Common stock, shares, issued (in shares)		394,589,411	402,601,613

[1]	Other assets – current includes amounts with related parties of €479.9 million and €288.5 million at December 31, 2022 and 2021, respectively.
[2]	Loan receivable includes amounts with related parties of €364.4 million and €124.4 million at December 31, 2022 and 2021, respectively.
[3]	Other assets – non-current includes amounts with related parties of €620.4 million and €694.3 million at December 31, 2022 and 2021, respectively.